Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life	12 Months Ended
Dec. 31, 2023
Schedule of Property and Equipment Useful Life [Line Items]
Estimated useful lives, description	Over the shorter of the term of the lease or its useful life
Computers and Software [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Estimated useful lives	33.00%
Laboratory equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Estimated useful lives	10.00%
Laboratory equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Estimated useful lives	15.00%
Furniture and office equipment [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Estimated useful lives	15.00%